Label	Element	Value
KP SMALL CAP EQUITY FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Supplement [Text Block]	kpf_SupplementTextBlock

THE KP FUNDS

KP LARGE CAP EQUITY FUND
KP SMALL CAP EQUITY FUND
KP FIXED INCOME FUND
(THE "FUNDS")

SUPPLEMENT DATED SEPTEMBER 14, 2017 TO THE PROSPECTUS DATED MAY 1, 2017, AS SUPPLEMENTED (THE "PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

William Stevens no longer serves as portfolio manager of the KP Fixed Income Fund. Additionally, the description of the S&P 500 Index used in the KP Large Cap Equity Fund's Passive Large Cap Equity Sub-strategy has been revised to describe how the S&P 500 Index is reconstituted. Further, the primary objective of the KP Small Cap Equity Fund's Passive Small Cap Equity Sub-strategy has been revised to seek to replicate, before fees and expenses, the performance of the S&P 600 Index. Lastly, DeForest Hinman has been appointed portfolio manager of the KP Small Cap Equity Fund. Accordingly, effective immediately, the Prospectus is supplemented as follows:

1.     All references to William Stevens are deleted.

2.     The last sentence of the fourth paragraph on page 2 is deleted and replaced with the following:

"The S&P 500 Index is reconstituted from time to time as additions and deletions of companies included in the S&P 500 Index are made in response to corporate actions and market developments."

3.     In the last two paragraphs on page 12, first two paragraphs on page 13, last paragraph beginning on page 50 and first full three paragraphs on page 51, all references to "Russell 2000 Index" are replaced with "S&P 600 Index."

4.     The last three sentences of each of the fifth paragraph on page 12 and last paragraph beginning on page 50 is deleted and replaced with the following:

"The S&P 600 Index is a free float-adjusted capitalization-weighted index designed to measure the small-cap segment of the U.S. equity market, and comprised of equity securities issued by approximately 600 small-size U.S. companies. As of July 31, 2017, the market capitalization of companies included in the S&P 600 Index ranged from $79 million to $4.526 billion, as calculated by the index provider. The S&P 600 Index is reconstituted from time to time as additions and deletions of companies included in the S&P 600 Index are made in response to corporate actions and market developments."

5.     The disclosure under the heading "Walthausen & Co., LLC" on page 21 is deleted and replaced with the following:

"DeForest Hinman, Portfolio Manager, has managed the portion of the Fund's assets allocated to Walthausen since 2017.

John Walthausen, Managing Director, Chief Investment Officer and Portfolio Manager, has managed the portion of the Fund's assets allocated to Walthausen since the Fund's inception in 2014."

6.     The last sentence of the second full paragraph on page 46 is deleted and replaced with the following:

"The S&P 500 Index is reconstituted from time to time as additions and deletions of companies included in the S&P 500 Index are made in response to corporate actions and market developments."

7.     The following is added immediately following the subheading "Portfolio Manager:" under the "Walthausen & Co., LLC" heading on page 89:

"DeForest Hinman, Portfolio Manager, has managed the portion of the Fund's assets allocated to Walthausen since 2017. Mr. Hinman has been with Walthausen for 9 years.

John Walthausen, Managing Director, Chief Investment Officer and Portfolio Manager, has managed the portion of the Fund's assets allocated to Walthausen since the Fund's inception in 2014. Mr. Walthausen has been with Walthausen for 9 years."

Supplement Closing [Text Block]	kpf_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. KPF-SK-030-0100